Other Financial Expenses, Net	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Financial Expenses, Net
Note 9 - Other Financial Expenses, net
Other financial expenses, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Yard cost cover expense	(22.1)	(28.2)	(12.8)
Foreign exchange loss	(2.8)	(0.9)	(2.8)
Bank commitment, guarantee and other fees (1)	(2.3)	(12.7)	(4.2)
Other financial income / (expenses)	0.3	(0.1)	4.5
Total	(26.9)	(41.9)	(15.3)
(1) Bank commitment, guarantee and other fees include $10.7 million in financing fees for the year ended December 31, 2022 (nil for the years ended December 31, 2023 and December 31, 2021).
Amortization of deferred finance charges for the years ended December 31, 2022 and December 31, 2021, of $7.9 million and $6.5 million, respectively, have been presented in Interest expense in the Consolidated Statements of Operations, to conform to the current period's presentation. See Note 8 - Interest expense.